INVENTORIES, NET	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2020	2019
	$	$
Raw materials, parts and supplies	1,256	1,414
Finished products	1,148	1,232

	2,404	2,646

As of December 31, 2020 and 2019, inventory is presented net of write offs for slow inventory in the amount of approximately $2,129 and $1,979, respectively.